Stock Buyback Plan	12 Months Ended
Mar. 31, 2015
Stock Buyback Plan [Abstract]
Stock Buyback Plan

15. Stock Buyback Plan

On March 14, 2012, the Company's Board of Directors authorized a stock buyback plan to repurchase up to an aggregate of $4,000 of its issued and outstanding common shares in compliance with the requirements of Rule 10b5-1 and Rule 10b-18 under the Securities Exchange Act of 1934 during the next two years. The program does not obligate the Company to acquire any particular number or dollar amount of its common shares and may be suspended, modified, extended or discontinued at any time. No assurance can be given that any particular number or dollar amount of common stock will be repurchased. During the years ended March 31, 2013 and 2014, 414,162 and 561,409 common shares have been repurchased under the stock buyback plan for a total consideration of $1,102 and $1,411 at an average price of $2.66 and $2.51 per share, respectively. The Company did not make any repurchase of common stock during the year ended March 31, 2015.